Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents	$ 10,730,743	$ 7,140,539	$ 5,617,025
Insurance losses	500,000	500,000
Insurance claim receivable	$ 32,085	$ 269,556
Number of anti-dilutive common stock	101,990
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage	20.00%
Intangible assets, useful live	10 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage	50.00%
Intangible assets, useful live	12 years
Software development [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, useful live	1 year
Software development [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, useful live	10 years